Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured at Fair Value on Recurring Basis
The following tables present our fair value hierarchy for liabilities measured at fair value on a recurring basis was as follows (in thousands):

	Successor
	December 31, 2023	December 31, 2022
	Level 1	Level 1
Public Warrants	$2,688	$7,798

Schedule of Estimated Fair Value of Liabilities
Changes in estimated fair value of Level 1, 2 and 3 financial liabilities were as follows (in thousands):

	Former CEO Equity Profits Interest	Contingent Consideration
	Level 3	Level 3
Fair value of liabilities at December 31, 2021 (Predecessor) and January 26, 2022 (Predecessor)	$11,132	$1,682

	Public Warrant Liability	Private Warrant Liability	Contingent Consideration
	Level 1	Level 2	Level 3
Fair value of liabilities at January 27, 2022 (Successor)	$18,285	$8,727	$1,682
Additions	—	—	28
Settlements	(1,147)	(21,818)	(1,715)
Change in fair value	(9,340)	13,091	5
Fair value of liabilities at December 31, 2022 (Successor)	7,798	—	—
Change in fair value	(5,110)	—	—
Fair value of liabilities at December 31, 2023 (Successor)	$2,688	$—	$—